Shareholders’ Equity (Details) - USD ($)				12 Months Ended
	Nov. 26, 2024	Apr. 11, 2023	Jan. 11, 2023	Sep. 30, 2024		Sep. 30, 2023
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)		$ 500,000	$ 50,000
Divided authorized shares		500,000	50,000
Divided per shares (in Dollars per share)		$ 1	$ 1
Issued of ordinary shares				4,287,500
Ordinary shares, issued				20,000,000	[1]	20,000,000
Ordinary shares, outstanding				20,000,000	[1]	20,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.001	[1]	$ 0.001
Ordinary shares, authorized				500,000,000	[1]	500,000,000
HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Divided per shares (in Dollars per share)			$ 1
Share issued value (in Dollars)		$ 19,999
HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Divided per shares (in Dollars per share)		$ 1
Share issued			1
Ordinary shares, issued		20,000
Ordinary shares, outstanding		20,000
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Divided authorized shares		1,000
Ordinary shares, issued		20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary shares, authorized		500,000,000
Number of ordinary shares				1
Ordinary shares [Member] | HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Issued of ordinary shares		19,999
Forecast [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Divided per shares (in Dollars per share)	$ 4
Ordinary shares, par value (in Dollars per share)	$ 0.001
Gross proceeds (in Dollars)	$ 5,750,000
Forecast [Member] | IPO [Member] | Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Offering shares	1,437,500

[1]	Additional shares issued $5,750,000.